Recently Adopted Accounting Standards - Summary of Maturity Analysis of Lease Payments (Detail) ₩ in Millions	Dec. 31, 2019 KRW (₩)
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted Lease Payments	₩ 233,490
Less than 1 year [member]
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted Lease Payments	129,310
1 ~ 2 years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted Lease Payments	76,669
2 ~ 3 years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted Lease Payments	25,047
3 ~ 4 years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted Lease Payments	1,243
4 ~ 5 years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted Lease Payments	1,218
More than 5 years [member]
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted Lease Payments	₩ 3